Credit risk	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Credit risk
5.3 Credit risk

Credit risk is the possibility of a loss resulting from a counterparty’s failure to meet its contractual obligation. On is exposed to credit risks from its operating activities and from certain financing activities. A potential concentration in credit risk mainly arise from trade receivables and other financial assets such as credit cards and deposits. The maximum exposure is limited to the respective carrying amounts.
Due to its fragmented customer base (no relevant concentration of credit risk by type of customer or geography), On’s credit risk exposure is mainly influenced by individual customer characteristics. Core banking relationships are maintained with investment grade rated financial institutions only.
New customers are assessed for creditworthiness before standard payment and delivery terms and conditions are offered, and individual tolerance limits are established. Creditworthiness as well as customers receivable limits are monitored on an ongoing basis. Customers that fail to meet On’s minimum creditworthiness may, in general, order only on a prepayment basis.